Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (15,265,873)	$ (2,922,555)	$ (31,607,927)	$ (10,801,913)
Net loss from discontinued operations	262,577	712,854
Gain on disposition of Asien’s	(1,060,095)
Adjustments to reconcile net loss to net cash used in operating activities:
Preliminary gain on bargain purchase		(2,639,861)
Loss on disposal of property and equipment	13,815		(18,026)	(65,417)
Loss on extinguishment of debt	1,200,750			2,039,815
Impairment of goodwill and intangible assets	1,216,966
Gain on change in fair value of warrant liabilities	(1,759,600)		27,900
Loss on change in fair value of derivative liabilities	1,903,025		(385,138)
Deferred taxes	(84,000)	660,000
Inventory reserve	45,000	75,000
Depreciation and amortization	845,930	1,099,200
Amortization of debt discounts	6,604,925	1,185,211	683,029
Amortization of right-of-use assets	514,211	363,892
Changes in operating assets and liabilities:
Receivables	(166,003)	(1,680,232)
Contract assets	14,395	26,043
Inventories	826,330	823,522
Prepaid expenses and other current assets	(304,812)	(1,022,568)
Accounts payable and accrued expenses	2,969,233	721,458
Contract liabilities	(1,171,992)	542,680
Customer deposits		(20,259)
Operating lease liabilities	(502,314)	(352,530)
Net cash used in operating activities from continuing operations	(3,897,532)	(2,428,145)
Net cash used in operating activities from discontinued operations	(13,462)	(119,822)
Net cash used in operating activities	(3,910,994)	(2,547,967)	(7,540,293)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for ICU Eyewear, net of cash acquired		(3,670,887)
Purchases of property and equipment		(224,783)
Net cash used in investing activities from continuing operations		(3,895,670)
Net cash used in investing activities from discontinued operations		(404)
Net cash used in investing activities		(3,896,074)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from notes payable	2,974,900	1,410,000
Net proceeds from issuance of common shares and warrants in connection with a private debt offering		3,549,518
Net proceeds from issuance of common shares and warrants in connection with a public offering	4,335,000
Net proceeds (repayments) from revolving line of credit	(638,982)	1,715,003
Proceeds from exercise of warrants		5,064	5,064
Repayments of notes payable and finance lease liabilities	(2,593,933)	(635,394)
Repayments of convertible notes payable	(110,408)
Accrued series preferred share dividends paid		(105,671)
Net cash provided by financing activities from continuing operations	3,966,577	5,938,520
Net cash used in financing activities from discontinued operations	(4,836)	(14,184)
Net cash provided by financing activities	3,961,741	5,924,336
NET CHANGE IN CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS	69,045	(385,295)
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS
Cash from continuing operations at the beginning of the period	731,944	868,944	868,944
Cash from continuing operations at the end of the period	800,989	483,649	731,944	868,944
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	1,427,798	1,776,635
Cash paid for income taxes	40,000	131,500
NON-CASH INVESTING AND FINANCING ACTIVITIES
Net assets acquired in the acquisition of ICU Eyewear		2,639,861
Net assets from the disposition of Asien’s	1,060,095
Deemed dividend from issuance of warrants to common shareholders		618,000
Deemed dividend from down round provision in warrants	1,000	1,751,000
Issuance of common shares upon cashless exercise of warrants		1
Debt discount on notes payable	824,767	2,405,419
Fair value of derivative liabilities recognized upon issuance of promissory notes	1,338,727
Fair value of warrant liabilities recognized upon issuance of prefunded warrants	4,545,700
Issuance of common shares upon exercise of prefunded warrants	174
Extinguishment of warrant liabilities upon exercise of prefunded warrants	2,521,000		1,184,200
Issuance of common shares upon conversion of convertible notes payable and accrued interest	$ 2,026,499
Issuance of warrants in connection with a private debt offering (in Shares)	7,573
Issuance of series D preferred shares in connection with a private debt offering	$ 214,000
Financed purchases of property and equipment	71,756
Fair value of note payable issued for services	492,000
Reclassification of accrued interest to convertible notes payable	17,954
Series A Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accrued dividends on series preferred shares	127,445	220,096
Issuance of common shares upon settlement of accrued series dividends	130,968	263,937
Issuance of common shares upon conversion of series shares	152,200
Series B Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accrued dividends on series preferred shares	2,976	107,996
Issuance of common shares upon settlement of accrued series dividends	13,299		75,722
Issuance of common shares upon conversion of series shares	240,499	221,686
Series D Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accrued dividends on series preferred shares	365
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(31,607,927)	(10,801,913)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal of property and equipment			(18,026)	(65,417)
Loss on extinguishment of debt				2,039,815
Loss on write-down of related party note payable				158,817
Impairment of goodwill and intangible assets			14,648,048
Gain on change in fair value of warrant liabilities			27,900
Loss on change in fair value of derivative liabilities			(385,138)
Deferred taxes			159,000	(1,471,000)
Bad debt expense			(14,835)
Inventory reserve			1,069,432	38,000
Depreciation and amortization			2,240,680	2,037,112
Amortization of debt discounts			4,387,571	1,900,194
Amortization of right-of-use assets			862,761	593,121
Changes in operating assets and liabilities:
Receivables			(475,439)	(1,836,572)
Contract assets			9,176	(1,108)
Inventories			755,373	1,205,283
Prepaid expenses and other current assets			(548,187)	202,173
Other assets			3,262	3,494
Accounts payable and accrued expenses			2,113,714	2,992,107
Contract liabilities			954,803	(194,608)
Customer deposits			(916,165)	(405,601)
Operating lease liabilities			(806,296)	(525,374)
Net cash used in operating activities			(7,540,293)	(4,131,477)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for ICU Eyewear, net of cash acquired			(3,651,862)
Purchases of property and equipment			(240,835)	(256,677)
Proceeds from disposal of property and equipment				97,140
Investments in certificates of deposit			(1,211)	(881)
Net cash used in investing activities			(3,893,908)	(160,418)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of series B senior convertible preferred shares				1,429,700
Accrued common share dividends paid				(1,093,354)
NET CHANGE IN CASH AND CASH EQUIVALENTS			(312,941)	(304,178)
Net proceeds from notes payable			2,275,500	499,600
Net proceeds from issuance of common shares and warrants in connection with a private debt offering			5,767,518
Net proceeds from issuance of common shares and warrants in connection with a public offering			2,352,680	5,148,700
Net proceeds (repayments) from revolving line of credit			3,358,384
Proceeds from exercise of warrants			5,064
Repayments of notes payable and finance lease liabilities			(1,816,270)	(977,907)
Repayments of convertible notes payable			(715,945)
Net cash provided by financing activities			11,121,260	3,987,717
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS
Cash from continuing operations at the beginning of the period	$ 766,414	$ 1,079,355	1,079,355	1,383,533
Cash from continuing operations at the end of the period			766,414	1,079,355
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest			4,495,597	2,115,140
Cash paid for income taxes			144,953	188,224
NON-CASH INVESTING AND FINANCING ACTIVITIES
Net assets acquired in the acquisition of ICU Eyewear			757,283
Deemed dividend from issuance of warrants to common shareholders			618,000
Deemed dividend from down round provision in warrants			1,780,000	9,012,730
Issuance of common shares upon cashless exercise of warrants			2
Debt discount on notes payable			5,215,971	503,050
Fair value of derivative liabilities recognized upon issuance of notes payable			2,613,177
Fair value of warrant liabilities recognized upon issuance of prefunded warrants			1,156,300
Issuance of common shares upon exercise of prefunded warrants			4
Extinguishment of warrant liabilities upon exercise of prefunded warrants			1,184,200
Reclassification of notes payable to convertible notes payable upon default			312,117
Issuance of common shares upon conversion of convertible notes payable and accrued interest			4,300,462
Settlement of revolving line of credit and accrued interest through the issuance of a new revolving line of credit			2,003,985
Financed purchases of property and equipment			256,843	568,764
Operating lease right-of-use asset and liability measurement			1,827,063	254,713
Previously Reported [Member] | Series A Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption senior convertible preferred shares				(209,091)
Accrued series preferred share dividends paid				(590,162)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accrued dividends on series preferred shares			347,157
Issuance of common shares upon settlement of accrued series dividends			434,629
Issuance of common shares upon conversion of series shares			1,148,369	111,986
Previously Reported [Member] | Series B Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption senior convertible preferred shares				(57,501)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accrued dividends on series preferred shares			165,810
Issuance of common shares upon settlement of accrued series dividends			75,722
Issuance of common shares upon conversion of series shares			973,682
Previously Reported [Member] | Series B Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES
Accrued series preferred share dividends paid			$ (105,671)	$ (162,268)